TAXES ON INCOME (Reconciliation of Statutory Tax Rate to Effective Tax Rate) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income before taxes on income from continuing operations, as reported in the consolidated statements of income		$ 35,704	$ 22,955	$ 16,986
Statutory tax rate		23.00%	23.00%	23.00%
Theoretical taxes on income		$ 8,212	$ 5,279	$ 3,907
Currency differences		(7)	(1,908)	3,089
Tax adjustment in respect of different tax rates and "Benefitted Enterprise" status		(1,204)	241	345
Changes in valuation allowance		(1,217)	(14,248)	(3,941)
Loss from liquidation of subsidiaries	[1]			(8,930)
Capital (gain) loss from merger, acquisition and related litigation expense, net		(7,749)	18
Expiration of carryforward tax losses		1,367	923
Exempt subsidy loss (income)		(1,459)	(3,813)	394
Nondeductible expenses and other differences		2,850	(75)	3,713
Tax benefit		$ 793	$ (13,583)	$ (1,423)

[1]	In 2018, the Company’s Dutch subsidiary liquidated some of its subsidiaries and consequently recognized losses for tax purposes. These losses can be offset from taxable income in future periods under the tax regulations in the Netherlands. The Company does not expect these losses to be realized in the foreseeable future and respectively provided a full valuation allowance.